Schedule 1 - Condensed Parent Company Financial Statements (Condensed Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net	$ 95,356	$ 92,921
Deferred income taxes	40,038	37,818
Prepayments and other current assets	11,112	10,372
Total current assets	171,669	260,894
Deferred charges and other assets, net	50,290	49,852
Investment in subsidiaries	48,695	38,620
Total assets	5,051,817	4,858,517	4,348,420	4,072,466	3,749,862
Stockholders' equity	88,964	70,472
Long-term debt, excluding current portion	1,468,583	1,543,954
Current portion of long-term debt	86,288	45,038
Accounts payable	65,816	55,506
Accrued interest	13,615	14,026
Accrued taxes	15,442	28,214
Other accrued liabilities	34,193	27,360
Total current liabilities	266,910	274,164
Other liabilities	81,552	157,978
Total liabilities and stockholders' equity	5,051,817	4,858,517
Aqua America, Inc. [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net	1,423	3,116
Accounts receivable - affiliates	3,092	18,572
Notes receivable - affiliates		60,000
Deferred income taxes	34,366	34,219
Prepayments and other current assets	3,232	3,337
Total current assets	42,113	119,244
Deferred charges and other assets, net	18,227	17,678
Notes receivable - affiliates	280,830	299,008
Accounts receivable - affiliates	54,456	127,667
Deferred income tax asset	94,809	50,435
Investment in subsidiaries	1,510,377	1,457,884
Total assets	2,000,812	2,071,916
Stockholders' equity	1,534,835	1,385,704
Long-term debt, excluding current portion	324,400	451,401
Current portion of long-term debt	27,000	31,600
Accounts payable	300
Accrued interest	3,115	3,599
Accrued taxes	798	20,883
Accounts payable - affiliates	22,263	22,312
Other accrued liabilities	13,404	6,055
Total current liabilities	66,880	84,449
Other liabilities	74,697	150,362
Total liabilities and stockholders' equity	$ 2,000,812	$ 2,071,916